Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2019	2018
	£m	£m

Guarantees	2,793	3,952
Other contingent liabilities	2,410	3,052
Standby facilities, credit lines and other commitments	120,862	119,879
Contingent liabilities and commitments	126,065	126,883